Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (9,251,000)	$ (4,824,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	299,000	596,000
Straight-line rent adjustments, net	19,000	(83,000)
Loss on extinguishment of related party loan payable	0	250,000
Equity-based compensation	331,000	51,000
Loss on impairment of long-lived assets	248,000	0
Non-cash operating lease expense	946,000	1,433,000
Change in fair value of warrant liability	(1,452,000)	0
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(3,898,000)	(737,000)
Right-of-use asset initial direct costs	(9,555,000)	0
Accounts payable and accrued expenses	(1,991,000)	869,000
Net cash used in operating activities	(24,304,000)	(2,445,000)
Cash Flows from Investing Activities:
Purchases of long-lived assets	(484,000)	(144,000)
Payments for cost of construction	(20,739,000)	(2,793,000)
Purchases of available for sale investments	(29,997,000)	0
Purchases of held-to-maturity investments	(166,560,000)	0
Proceeds from held-to-maturity investments	28,468,000
Net cash used in investing activities	(189,312,000)	(2,937,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Sky Series A Preferred Units	0	30,000,000
Proceeds from issuance of BOC PIPE	45,000,000	0
Proceeds from Yellowstone trust	15,691,000	0
Offering costs	(8,822,000)	(301,000)
Payments for debt issuance costs	0	(157,000)
Payment of loan payable and redemption of Sky membership interest	0	(5,221,000)
Proceeds from note payable to Sponsor	0	939,000
Proceeds of loans payable to related parties	0	630,000
Net cash provided by financing activities	51,869,000	25,890,000
Net (decrease) increase in cash	(161,747,000)	20,508,000
Cash – beginning of the period	203,935,000	72,000
Cash – end of the period	$ 42,188,000	$ 20,580,000